UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON FORM 13F FILED ON FEBRUARY 10, 2012 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON AUGUST 14, 2012.

Report for the Calendar Year or Quarter Ended:     December 31, 2011

Check here if Amendment [X]; Amendment Number: 5
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Davidson Kempner Capital Management LLC
Address:   65 East 55th Street, 19th Floor
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy I. Levart
Title:   Chief Operating Officer
Phone:   212-446-4020

Signature, Place, and Date of Signing:

  Timothy I. Levart  New York  August 14, 2012


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       7

Form 13F Information Table Value Total:       389,879 (x 1,000)



List of Other Included Managers:







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FORM 13F INFORMATION TABLE
Report date: 12/31/11
Reporting Manager: Davidson Kempner Capital Management LLC



                                                                  FORM 13F INFORMATION TABLE
                               TITLE OF            VALUE     SHARES/  	SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          CLASS     CUSIP   (x$1000)   PRN AMT  	PRN CALL DSCRETN   MANAGERS      SOLE     SHARED    NONE
------------------------------ -------- --------- --------   -------- 	--- ---- ------- ------------  --------  -------- -------
Delphi Financial Group Inc        CS    247131105   4,718     106,500    SH        SOLE                 106,500
El Paso Corp                      CS    28336L109  57,786   2,174,850    SH        SOLE               2,174,850
El Paso Corp                      CS    28336L109   3,900     146,800       CALL   SOLE                 146,800
Goodrich Corp                     CS    382388106 277,281   2,241,563    SH        SOLE               2,241,563
Kinder Morgan Inc/Delaware        CS    49456B101   5,254     163,314    SH        SOLE                 163,314
Kinder Morgan Inc/Delaware        CS    49456B101  11,340     352,500       PUT    SOLE                 352,500
RSC Holdings Inc                  CS    74972L102  29,600   1,600,000    SH        SOLE               1,600,000
                                                  389,879




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